Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Disclosures
Schedule of compensation for key management personnel

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Share-based payments(1)	$(3.7)	$1.1	$2.5	$2.1
Short-term benefits(2)	0.8	1.4	1.8	6.7
	$(2.9)	$2.5	$4.3	$8.8
1.	Represents the expense of stock options and RSUs and mark-to-market charges on DSUs during the period.
2.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.